Combined Balance Sheets - USD ($) $ in Millions	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 772		$ 194			$ 61
Accounts receivable — net of allowances	1,105		1,313			1,171
Inventories
Finished goods	529		453			468
Work in process	181		171			173
Raw materials and supplies	243		233			232
Total inventories	953		857			873
Other current assets	302		155			126
Total current assets	3,354		2,519			2,231
Property, plant and equipment — net	1,599		1,457			1,319
Goodwill	6,592		6,535			6,434	$ 6,666
Intangible assets — net	2,651		2,902			3,252
Other assets	549		530			358
Total assets	14,745		13,943			13,594
Current liabilities
Accounts payable	560		477			348
Unearned revenue	563		574			559
Other current liabilities	1,031		677			404
Total current liabilities	2,904		1,728			1,311
Defined benefit pension	321		166			91
Deferred income taxes	214		231			215
Other liabilities	305		152			235
Total liabilities	11,553		2,277			1,852
Commitments and contingencies (Note 11)
Equity
Net parent investment	0		12,003			12,239
Accumulated other comprehensive income (loss)	(765)		(337)			(497)
Total equity	3,192	$ 2,867	11,666	$ 11,582	$ 11,729	11,742	$ 12,059	$ 12,714
Total liabilities and equity	$ 14,745		$ 13,943			$ 13,594